Leasing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Cross-Border Energy Lease Investments

The components of the cross-border energy lease investments as of December 31, are summarized below:

	2012	2011
	(millions of dollars)

Scheduled lease payments to PHI, net of non-recourse debt	$1,852	$2,120
Less: Unearned and deferred income	(615)	(771)

Investment in finance leases held in trust	1,237	1,349
Less: Deferred income tax liabilities	(756)	(793)

Net investment in finance leases held in trust	$481	$556

Income Recognized from Cross-Border Energy Lease Investments

Income recognized from cross-border energy lease investments, excluding the gains on the terminated leases discussed below, was comprised of the following for the years ended December 31:

	2012	2011	2010
	(millions of dollars)
Pre-tax income from PHI’s cross-border energy lease investments (included in Other Revenue)	$50	$55	$55
Non-cash charge to reduce carrying value of PHI’s cross-border energy lease investments	—	(7)	(2)

Pre-tax income from PHI’s cross-border energy lease investments after adjustment	50	48	53
Income tax expense related to PHI’s cross-border energy lease investments	10	10	14

Net income from PHI’s cross-border energy lease investments	$40	$38	$39

Net Investment in Leases by Published Credit Ratings

The table below shows PHI’s net investment in these leases by the published credit ratings of the lessees as of December 31:

Lessee Rating (a)	2012	2011
	(millions of dollars)
Rated Entities
AA/Aa and above	$766	$737
A	471	612

Total	1,237	1,349
Non Rated Entities	—	—

Total	$1,237	$1,349

(a)	Excludes the credit ratings of collateral posted by the lessees in these transactions.

Capital Lease Assets Recorded within Property, Plant and Equipment

Capital lease assets recorded within Property, Plant and Equipment at December 31, 2012 and 2011, in millions of dollars, are comprised of the following:

	Original Cost	Accumulated Amortization	Net Book Value
At December 31, 2012
Transmission	$76	$37	$39
Distribution	76	37	39
General	3	3	—

Total	$155	$77	$78

At December 31, 2011
Transmission	$76	$33	$43
Distribution	76	33	43
General	3	3	—

Total	$155	$69	$86